EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share
The table below shows the number of shares that were excluded from the calculation of diluted loss per share because their inclusion would be anti-dilutive to the calculation:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Convertible securities	828	1,093
Restricted stock units, stock options and SARs	779	978
Total shares excluded from diluted shares calculation	1,607	2,071

The table below shows the number of shares that were excluded from the calculation of diluted loss per share because their inclusion would be anti-dilutive to the calculation:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Convertible notes and securities	1,093	1,093	1,093
Restricted stock units, stock options, and SARs	805	978	634
Total shares excluded from diluted shares calculation	1,898	2,071	1,727